Summary of Significant Accounting Policies (Details Narrative)		6 Months Ended
	Apr. 03, 2023 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) Integer $ / shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 CNY (¥)	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 $ / shares	Mar. 03, 2023 USD ($) $ / shares
Short-Term Debt [Line Items]
Net loss		$ 2,936,434	$ 366,973
Decrease in revenue		$ 1,374,691
Percentage of revenue		92.00%
Net cash used in operating activities		$ 645,726	605,398
Working capital		$ 15,623,536
Operating lease, term of contract		short-term leases less than 12 months and operating lease over 12 months on a straight-line basis.
Short-term lease, cost		$ 41,728	95,456
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 1.82
Stock Issued During Period, Shares, Conversion of Units | shares	549,451
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0002	$ 0.0002			$ 0.0002
Stock Issued During Period, Value, Conversion of Units	$ 1,000,000.00
Additional Paid in Capital, Common Stock	$ 110
Remaining performance obligations		$ 12,039
Revenue expect to recognized, description		The Group expects to recognize revenue of $12,039 related the remaining performance obligations over the next 12 months.
Employee benefit expenses		$ 34,867	35,964
Marketing and promotion costs		503	$ 29,841
Research and development expense		$ 0
Percentage of value added tax		6.00%
Number of reportable segments | Integer		1
Cash		$ 389		¥ 17,328,142	$ 384	¥ 17,574,082
One Year Convertible Bond [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount								$ 1,000,000.00
Debt Instrument, Interest Rate, Stated Percentage								7.00%
Debt Instrument, Convertible, Conversion Price | $ / shares							$ 1.82	$ 1.82